Summary of Significant Accounting Policies - Summary of Sales by Major Customer (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Amount	$ 30,635	$ 23,011	$ 92,885	$ 78,752	$ 103,803	$ 116,935
Net Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Caterpillar
Concentration Risk [Line Items]
Amount	$ 5,884	$ 6,057	$ 17,420	$ 18,031	$ 23,607	$ 32,417
Caterpillar | Net Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Total	19.00%	26.00%	19.00%	23.00%	23.00%	28.00%
CEG Distributions PTY Ltd.
Concentration Risk [Line Items]
Amount	$ 5,515	$ 4,001	$ 12,225	$ 8,822	$ 13,497	$ 13,381
CEG Distributions PTY Ltd. | Net Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Total	18.00%	17.00%	13.00%	11.00%	13.00%	11.00%
Other
Concentration Risk [Line Items]
Amount	$ 19,236	$ 12,953	$ 63,240	$ 51,899	$ 66,699	$ 71,137
Other | Net Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percent of Total	63.00%	57.00%	68.00%	66.00%	64.00%	61.00%